Non-Cash Investing and Financing Activities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non Cash Investing And Financing Activities [Line Items]
Issued note payable to effect the acquisition of CTS	$ 0	$ 500,000
Issued 483,046 shares of our common stock to repay note payable and accrued interest thereon	0	2,212,000
Issued 253,288 shares of our common stock to repay related party notes payable to three stockholders and accrued interest thereon	0	1,160,000
Fixed assets acquired through capital lease obligations	0	77,000
Adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan	94,000	7,000
Adjustment to goodwill acquired and contingent consideration incurred in the acquisition of CTS due to the finalization of the fair value of the contingent consideration	166,000	0
Adjustment to goodwill acquired and deferred tax liability incurred in the acquisition of CTS due to the finalization of the fair value of the business combination	64,000	0
Adjustment to CTS goodwill due to the current period reduction of its deferred tax liability associated with the current period impairment of identified intangible assets	183,000	0
Issuance of 2,450,000 shares of our common stock to repay the contingent consideration liability resulting from the acquisition of CSP	5,145,000	0
Issuance of a $2,100,000 note payable to repay the contingent consideration liability resulting from the acquisition of CSP	2,100,000	0
Issuance of 22,500 shares of our common stock to settle litigation claim	56,000	0
260 shares issued for cashless option exercise	0	0
Cyalume Specialty Products [Member]
Non Cash Investing And Financing Activities [Line Items]
Common Stock Issued To Effect Business Acquisition	0	2,500,000
Combat Training Solutions [Member]
Non Cash Investing And Financing Activities [Line Items]
Common Stock Issued To Effect Business Acquisition	$ 0	$ 500,000